UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Hamlin High Dividend Equity Fund

Institutional Class Shares - HHDFX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Institutional Class Shares of the Hamlin High Dividend Equity Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://hamlinfunds.com/commentary. You can also request this information by contacting us at 1-855-HHD-FUND.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamlin High Dividend Equity Fund, Institutional Class Shares	$44	0.85%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,308,428,716	27	$4,726,748	10%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.4%
Communication Services	2.9%
Utilities	4.8%
Real Estate	7.0%
Health Care	8.3%
Consumer Discretionary	8.5%
Energy	9.3%
Information Technology	10.5%
Consumer Staples	14.1%
Financials	16.4%
Industrials	17.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Broadcom	6.4%
Public Service Enterprise Group	4.8%
ConocoPhillips	4.7%
AbbVie	4.7%
Lamar Advertising, Class A	4.6%
Enterprise Products Partners	4.6%
Ares Management, Class A	4.5%
Old Republic International	4.3%
Procter & Gamble	4.3%
Texas Instruments	4.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-855-HHD-FUND

  https://hamlinfunds.com/commentary

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

HCM-SA-TSR-2024-1

The Advisors' Inner Circle Fund

Hamlin High Dividend Equity Fund

Investor Class Shares - HHDVX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Investor Class Shares of the Hamlin High Dividend Equity Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://hamlinfunds.com/commentary. You can also request this information by contacting us at 1-855-HHD-FUND.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamlin High Dividend Equity Fund, Investor Class Shares	$59	1.15%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,308,428,716	27	$4,726,748	10%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.4%
Communication Services	2.9%
Utilities	4.8%
Real Estate	7.0%
Health Care	8.3%
Consumer Discretionary	8.5%
Energy	9.3%
Information Technology	10.5%
Consumer Staples	14.1%
Financials	16.4%
Industrials	17.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Broadcom	6.4%
Public Service Enterprise Group	4.8%
ConocoPhillips	4.7%
AbbVie	4.7%
Lamar Advertising, Class A	4.6%
Enterprise Products Partners	4.6%
Ares Management, Class A	4.5%
Old Republic International	4.3%
Procter & Gamble	4.3%
Texas Instruments	4.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-855-HHD-FUND

  https://hamlinfunds.com/commentary

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

HCM-SA-TSR-2024-2

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund

HAMLIN HIGH DIVIDEND EQUITY FUND

Semi-Annual Financials and Other Information

June 30, 2024

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024

The Fund files its complete schedule of investments for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund's Form N-PORT is available on the Fund's website at https://hamlinfunds.com/commentary/.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-855-HHD-FUND and (ii) on the Fund’s website at https://hamlinfunds.com/commentary/.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%
	Shares	Value
Communication Services — 2.9%
Comcast, Cl A	976,237	$38,229,441

Consumer Discretionary — 8.5%
Darden Restaurants	263,037	39,802,759
Genuine Parts	198,457	27,450,572
Home Depot	126,766	43,637,928
		110,891,259

Consumer Staples — 14.1%
Keurig Dr Pepper	999,244	33,374,750
Procter & Gamble	339,535	55,996,112
Target	296,662	43,917,842
Unilever ADR	933,083	51,310,234
		184,598,938

Energy — 9.3%
ConocoPhillips	539,575	61,716,588
Enterprise Products Partners (A)	2,057,469	59,625,452
		121,342,040

Financials — 16.4%
Ares Management, Cl A	444,987	59,307,868
CME Group, Cl A	245,277	48,221,458
Morgan Stanley	521,412	50,676,032
Old Republic International	1,832,747	56,631,882
		214,837,240

Health Care — 8.3%
AbbVie	357,474	61,313,941
Johnson & Johnson	322,584	47,148,877
		108,462,818

Industrials — 17.0%
Cummins	182,676	50,588,465
Paychex	402,016	47,663,017
Snap-on	167,576	43,802,691
United Parcel Service, Cl B	211,218	28,905,183

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Industrials— continued
Watsco	110,964	$51,402,963
		222,362,319

Information Technology — 10.5%
Broadcom	51,788	83,147,188
Texas Instruments	280,838	54,631,416
		137,778,604

Real Estate — 7.0%
Extra Space Storage ‡	199,839	31,056,979
Lamar Advertising, Cl A ‡	500,448	59,818,550
		90,875,529

Utilities — 4.8%
Public Service Enterprise Group	859,134	63,318,176

TOTAL COMMON STOCK
(Cost $917,285,320)		1,292,696,364

SHORT-TERM INVESTMENT— 1.4%

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND - CL X, 5.220% (B)
(Cost $18,338,165)	18,338,165	18,338,165

TOTAL INVESTMENTS— 100.2%
(Cost $935,623,485)		$1,311,034,529

Percentages are based on Net Assets of $1,308,428,716.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At June 30, 2024, these securities amounted to $59,625,452 or 4.6% of net assets.
(B)	The reporting rate is the 7-day effective yield as of June 30, 2024.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

As of June 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $935,623,485)	$1,311,034,529
Receivable for Capital Shares Sold	13,398,518
Dividends Receivable	484,042
Reclaim Receivable	126,411
Prepaid Expenses	78,679
Total Assets	1,325,122,179

Liabilities:
Income Distributions Payable	13,438,436
Payable for Capital Shares Redeemed	2,325,424
Payable due to Adviser	800,537
Payable due to Administrator	79,612
Distribution Fees Payable (Investor Class Shares)	2,836
Chief Compliance Officer Fees Payable	1,721
Payable due to Trustees	1,193
Other Accrued Expenses and Other Payables	43,704
Total Liabilities	16,693,463
Commitments and Contingencies† Net Assets	$1,308,428,716
Net Assets Consist of:
Paid-in Capital	$885,685,070
Total Distributable Earnings	422,743,646
Net Assets	$1,308,428,716

Outstanding Shares of Beneficial Interest
Institutional Class Shares (unlimited authorization — no par value)	39,392,910
Investor Class Shares (unlimited authorization — no par value)	494,841
Net Asset Value, Offering and Redemption Price Per Share*
Institutional Class Shares ($1,292,169,703 ÷ 39,392,910 shares)	$32.80
Investor Class Shares ($16,259,013 ÷ 494,841 shares)	$32.86

† See Note 5 in the Notes to Financial Statements.

* Redemption price per share may vary depending on the length of time Shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND FOR THE PERIOD ENDED JUNE 30, 2024 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$18,762,072
Dividends from Master Limited Partnerships	2,119,193
Less: Return of Capital Distributions	(2,119,193)
Total Investment Income	18,762,072
Expenses:
Investment Advisory Fees	5,370,481
Administration Fees	476,525
Distribution Fees (Investor Class Shares)	19,908
Trustees' Fees (Form N-CSR Item 10)	12,265
Chief Compliance Officer Fees	4,508
Shareholder Servicing Fees (Investor Class Shares)	3,982
Transfer Agent Fees	46,274
Registration and Filing Fees	28,580
Custodian Fees	23,377
Legal Fees	22,399
Printing Fees	16,506
Audit Fees	12,800
Other Expenses	15,345
Total Expenses	6,052,950
Less:
Waiver of Investment Advisory Fees	(643,733)
Net Expenses	5,409,217
Net Investment Income	13,352,855

Net Realized Gain on Investments	51,902,474
Net Change in Unrealized Appreciation (Depreciation) on Investments	30,933,788
Net Realized and Unrealized Gain on Investments	82,836,262
Net Increase in Net Assets Resulting from Operations	$96,189,117

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$13,352,855	$24,959,035
Net Realized Gain (Loss) on Investments	51,902,474	(1,065,598)
Net Change in Unrealized Appreciation on Investments	30,933,788	121,742,615
Net Increase in Net Assets Resulting From Operations	96,189,117	145,636,052
Distribution of Income:
Institutional Class Shares	(13,295,144)	(24,041,333)
Investor Class Shares	(143,292)	(265,338)
Return of Capital:
Institutional Class Shares	—	(1,061,130)
Investor Class Shares	—	(11,711)
Total Distributions	(13,438,436)	(25,379,512)
Capital Share Transactions:(1)
Institutional Class Shares:
Issued	102,805,279	230,513,619
Reinvestment of Distributions	11,608,579	22,898,232
Redeemed	(100,694,931)	(181,076,904)
Increase (Decrease) in Net Assets From Institutional Class Shares Transactions	13,718,927	72,334,947
Investor Class Shares:
Issued	823,417	4,111,214
Reinvestment of Distributions	142,682	276,585
Redeemed	(1,067,538)	(3,409,254)
Increase in Net Assets From Investor Class Shares Transactions	(101,439)	978,545
Net Increase in Net Assets From Share Transactions	13,617,488	73,313,492
Total Increase in Net Assets	96,368,169	193,570,032
Net Assets:
Beginning of Period	1,212,060,547	1,018,490,515
End of Period	$1,308,428,716	$1,212,060,547

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Year

			Years Ended December 31,
Institutional Class Shares	Six Months Ended June 30, 2024 (Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$30.71		$27.61	$29.85	$23.79	$23.56	$19.84
Income (Loss) from Investment Operations:
Net Investment Income*	0.34		0.65	0.70	0.69	0.62	0.62
Net Realized and Unrealized Gain (Loss)	2.09		3.10	(1.76)	6.68	0.39	3.77
Total from Investment Operations	2.43		3.75	(1.06)	7.37	1.01	4.39
Dividends and Distributions:
Net Investment Income	(0.34)		(0.62)	(0.64)	(0.67)	(0.60)	(0.64)
Net Realized Gains	—		—	(0.51)	(0.62)	—	—
Return of Capital	—		(0.03)	(0.03)	(0.02)	(0.18)	(0.03)
Total Dividends and Distributions	(0.34)		(0.65)	(1.18)	(1.31)	(0.78)	(0.67)
Net Asset Value, End of Period	$32.80		$30.71	$27.61	$29.85	$23.79	$23.56
Total Return†	7.91%		13.67%	(3.45)%	31.26%	4.68%	22.26%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,292,170		$1,196,754	$1,005,657	$795,408	$605,030	$798,994
Ratio of Expenses to Average Net Assets	0.85	%††	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.95	%††	0.97%	0.98%	1.00%	1.01%	1.03%
Ratio of Net Investment Income to Average Net Assets	2.12	%††	2.26%	2.49%	2.49%	2.92%	2.78%
Portfolio Turnover Rate	10ˆ	%	15%	27%	31%	88%	21%

*	Per share calculations were performed using average shares for the period.
†

Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
ˆ	Portfolio turnover rate is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Year

			Years Ended December 31,
Investor Class Shares	Six Months Ended June 30, 2024 (Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$30.76		$27.66	$29.90	$23.83	$23.60	$19.88
Income (Loss) from Investment Operations:
Net Investment Income*	0.29		0.56	0.60	0.60	0.54	0.55
Net Realized and Unrealized Gain (Loss)	2.10		3.11	(1.75)	6.70	0.40	3.76
Total from Investment Operations	2.39		3.67	(1.15)	7.30	0.94	4.31
Dividends and Distributions:
Net Investment Income	(0.29)		(0.55)	(0.55)	(0.59)	(0.54)	(0.56)
Net Realized Gains	—		—	(0.51)	(0.62)	—	—
Return of Capital	—		(0.02)	(0.03)	(0.02)	(0.17)	(0.03)
Total Dividends and Distributions	(0.29)		(0.57)	(1.09)	(1.23)	(0.71)	(0.59)
Net Asset Value, End of Period	$32.86		$30.76	$27.66	$29.90	$23.83	$23.60
Total Return†	7.78%		13.33%	(3.75)%	30.88%	4.36%	21.83%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$16,259		$15,306	$12,834	$12,530	$10,419	$11,069
Ratio of Expenses to Average Net Assets	1.15	%††	1.15%	1.15%	1.15%	1.15%	1.17%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.25	%††	1.27%	1.28%	1.30%	1.31%	1.34%
Ratio of Net Investment Income to Average Net Assets	1.82	%††	1.96%	2.14%	2.15%	2.56%	2.47%
Portfolio Turnover Rate	10ˆ	%	15%	27%	31%	88%	21%

*	Per share calculations were performed using average shares for the period.
†

Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
ˆ	Portfolio turnover rate is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the Hamlin High Dividend Equity Fund (the “Fund”). The Fund is diversified and its investment objective is to seek high current income and long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board ("FASB") in Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on the NASDAQ Stock Market (the “NASDAQ”), the NASDAQ Official Closing Price will be used. The prices for foreign

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended June 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2024, the Fund did not recognize any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date.

Return of Capital Estimates — Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Fund’s shares.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income semi-annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on the ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of capital shares held for less than 7 days. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital. For the six month period ended June 30, 2024, the Fund retained no fees.

Line of Credit — The Fund entered into an agreement, which may be renewed annually, which enables it to participate in a $50 million unsecured committed revolving line of credit on a first come, first serve basis, with U.S. Bank National Association (the “Custodian”) which expires July 29, 2024. The proceeds from the borrowings shall be used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Fund based on its borrowings during the year at the Custodian’s current reference rate. As of June 30, 2024, there were no borrowings outstanding.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six month period ended June 30, 2024, the Fund was charged $476,525 for these services.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund. For the six month period ended June 30, 2024, the Fund’s Investor Class Shares incurred $19,908 of distribution fees, an effective rate of 0.25%.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six month period ended June 30, 2024, the Fund’s Investor Class Shares incurred $3,982 of shareholder servicing fees, an effective rate of 0.05%.

U.S. Bank National Association serves as Custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund is able to earn cash management credits to offset transfer agent expenses. During the six month period ended June 30, 2024, the Fund did not earn any cash management credits.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Hamlin Capital Management, LLC (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.85% of the Fund’s Institutional Class Shares’ average daily net assets until April 30, 2025. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Investor Class Shares’ total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.85% of the Fund’s Investor Class Shares’ average

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

daily net assets until April 30, 2025. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2024. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 0.85% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. During the six month period ended June 30, 2024, the Fund did not recoup any previously waived fees.

As of June 30, 2024, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period	Subject to Repayment until December 31:	Amount
01/01/2022 – 12/31/2022	2025	$1,174,490
01/01/2023 – 12/31/2023	2026	1,299,667
01/01/2024 – 12/31/2024	2027	643,733
		$3,117,890

6.	Share Transactions:

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended, December 31, 2023
Share Transactions:
Institutional Class Shares
Issued	3,213,569	8,069,995
Reinvestment of Distributions	353,920	768,272
Redeemed	(3,144,458)	(6,293,125)
Net Institutional Class Shares Capital Share Transactions	423,031	2,545,142
Investor Class Shares
Issued	25,982	139,705
Reinvestment of Distributions	4,342	9,259
Redeemed	(33,060)	(115,356)
Net Investor Class Shares Capital Share Transactions	(2,736)	33,608
Net Increase in Shares Outstanding From Share Transactions	420,295	2,578,750

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

7.	Investment Transactions:

For the six month period ended June 30, 2024, the Fund made purchases of $133,467,124 and sales of $120,810,444 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended December 31, 2022 and December 31, 2023, was as follows:

Period	Income Distribution	Long-Term Capital Gain	Return of Capital	Total
2023	$24,306,671	$–	$1,072,841	$25,379,512
2022	21,570,325	18,188,295	979,236	40,737,856

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$–
Post October Losses	–
Unrealized Appreciation	341,829,507
Capital Loss Carryforwards	(1,836,538)
Other Temporary Differences	(4)
Total Accumulated Earnings (Losses)	$339,992,965

The difference between Federal tax cost and book cost is primarily due to wash sales, partnerships and real estate investment trust.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fund at June 30, 2024 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$935,623,485	$384,636,578	$(9,225,534)	$375,411,044

9.	Concentration of Risks:

As with all mutual funds, there is no guarantee that a Fund will achieve its investment objective. You could lose money by investing in a Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Dividend Paying Stocks Risk – The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Dividend Tax Risk – The U.S. Federal Internal Revenue Code provides for favorable tax treatment for dividends relative to historic treatment. There can be no assurance that this favorable treatment exists in perpetuity, and certain changes to the U.S. Federal Internal Revenue Code that alter the tax status of dividend income may result in a decline in portfolio value.

Mid-Capitalization Company Risk – The mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

Sector Risk – Given the Fund’s focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to higher dividend yield sectors and industries than the broad equity market. As a result, the value of the Fund’s shares may be especially sensitive to factors and economic risks that specifically affect those sectors. The Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

● Financial Services - Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

● Consumer Staples - Companies in the consumer staples sector are subject to government regulation affecting their products which may negatively impact such companies’ performance. The success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand.

● Consumer Discretionary - Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

● Energy - Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

Value Stock Risk – The Fund pursues a value approach to investing. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or perform poorly relative to other funds.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND JUNE 30, 2024 (Unaudited)

REIT Risk – REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

MLP Risk – MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

10.	Concentration of Shareholders:

At June 30, 2024, 61% of Institutional Class Shares total shares outstanding were held by three record shareholders and 67% of Investor Class Shares total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

11.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Hamlin High Dividend Equity Fund

PO Box 219009
Kansas City, MO 64121-9009

1-855-HHD-FUND

Adviser:

Hamlin Capital Management, LLC
640 Fifth Avenue, 11th Floor
New York, NY 10019

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

HCM-SA-01-1300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company's Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 6, 2024